ACQUISITION OF SPIN GAMES LLC - Narrative (Details) € in Thousands, $ in Thousands				12 Months Ended
	Sep. 05, 2022 Y	Jun. 01, 2022 EUR (€) Y	May 12, 2021 EUR (€)	Dec. 31, 2022 EUR (€) Y	May 12, 2021 USD ($)
ACQUISITION OF SPIN GAMES LLC
Period over which equity interest of acquirer is issuable		3 years
Fair value of the share consideration, dividend rate	0.00%			0.00%
Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	65.32%			44.73%
Fair value of the share consideration, maturity	0.42			0.09
Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	75.54%			56.45%
Fair value of the share consideration, maturity	2.00			1.68
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Consideration transferred		€ 16,055	€ 17,179		$ 18,402
Cash paid upon business combination			10,626		11,383
Shares issued upon completion of acquisition | €		1,426
Value of common shares to be issued as consideration		€ 4,003	€ 4,003	€ 4,003	$ 4,288
Period over which equity interest of acquirer is issuable		3 years	3 years
Fair value of the share consideration, dividend rate		0.00%		0.00%
Spin Games LLC | Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		71.40%		63.60%
Fair value of the share consideration, maturity		1
Spin Games LLC | Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		80.90%		73.80%
Fair value of the share consideration, maturity		3